Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2022
7. Regulatory Assets and Liabilities
Regulatory Assets and Liabilities
7. REGULATORY

ASSETS AND LIABILITIES
Regulatory assets represent prudently incurred costs that have been deferred because it is probable they will be recovered through future rates or tolls collected from customers. Management believes existing regulatory assets are probable for recovery either because the Company received specific approval from the applicable regulator, or due to regulatory precedent established for similar circumstances. If management no longer considers it probable that an asset will be recovered, the deferred costs are charged to income.

Regulatory liabilities represent obligations to make refunds to customers or to reduce future revenues for previous collections. If management no longer considers it probable that a liability will be settled, the related amount is recognized in income.
For regulatory assets and liabilities that are amortized, the amortization is as approved by the respective regulator.
As at December 31 December 31
millions of dollars

2022 2021
Regulatory assets
Deferred income tax regulatory assets $

1,166 $

1,045
Cost recovery clauses

707

114
Tampa Electric capital cost recovery for early retired assets

674

657
Pension and post-retirement medical plan

369

291
FAM

307

145
Storm reserve

103 -

NMGC winter event gas cost recovery

69

117
Storm restoration

35

35
Deferrals related to derivative instruments

30

23
Environmental remediations

27

27
Stranded cost recovery

27

26
Other

106

86
$

3,620 $

2,566
Current $

602 $

253
Long-term

3,018

2,313
Total regulatory assets

$

3,620 $

2,566
Regulatory liabilities
Accumulated reserve - cost of remova
l

895

819
Deferred income tax regulatory liabilities

877

863
Deferrals related to derivative instruments

230

241
NMGC gas hedge settlements (note 18)

162 -

Cost recovery clauses

70

35
Self-insurance fund (note 32)

30

28
Storm reserve -

58
Other

9

11
$

2,273 $

2,055
Current $

495 $

290
Long-term

1,778

1,765
Total regulatory liabilities $

2,273 $

2,055
Deferred Income Tax Regulatory Assets and Liabilities
To

the extent deferred income taxes are expected to be recovered from or returned to customers in future years, a regulatory asset or liability is recognized as appropriate.

Cost Recovery Clauses

These assets and liabilities are related to Tampa Electric, PGS and NMGC clauses and riders. They are recovered or refunded through cost-recovery mechanisms approved by the FPSC or New Mexico Public
Regulation Commission (“NMPRC”), as applicable, on a dollar-for-dollar basis in a subsequent period.
Tampa Electric Capital Cost Recovery for Early Retired Assets
This regulatory asset is related to the remaining net book value of Big Bend Power Station Units 1 through 3 and smart meter assets that were retired. The balance earns a rate of return as permitted by the FPSC and will be recovered as a separate line item on customer bills for a period of 15 years . This recovery mechanism is authorized by and survives the term of the settlement agreement approved by the
FPSC in 2021. For further information, refer to “Big Bend Modernization Project” in the Tampa Electric
section below.
Pension and Post-Retirement Medical Plan

This asset is primarily related to the deferred costs of pension and post-retirement benefits at Tampa
Electric, PGS and NMGC. It is included in rate base and earns a rate of return as permitted by the FPSC and NMPRC as applicable. It is amortized over the remaining service life of plan participants.
FAM
This regulated asset is the difference between actual fuel costs and amounts recovered from NSPI customers through electricity rates in a given year and deferred to a FAM regulatory asset or liability and recovered from or returned to customers in subsequent periods. For the years 2020 through 2022, differences between actual fuel costs and fuel revenues recovered from customers will be recovered from customers in future periods. The Nova Scotia Utility and Review Board’s (“UARB”) decision to approve the fuel stability plan directed that any annual non-fuel revenues above NSPI’s approved range of ROE are to be applied to the FAM.
Storm Reserve
The storm reserve is for hurricanes and other named storms that cause significant damage to Tampa
Electric and PGS systems. As allowed by the FPSC, if the charges to the storm reserve exceed the storm liability, the excess is to be carried as a regulatory asset. Tampa

Electric and PGS can petition the FPSC
to seek recovery of restoration costs over a 12-month period, or longer, as determined by the FPSC, as well as replenish the reserve.

In September 2022, Tampa

Electric and PGS were impacted by Hurricane
Ian. For further information, refer to “Storm Reserve – Hurricane Ian” in both Tampa Electric and PGS sections below.
NMGC Winter Event Gas Cost Recovery
In February 2021, the State of New Mexico experienced an extreme cold weather event that resulted in an incremental $ 108

million USD for gas costs above what it would normally have paid during this period.
NMGC normally recovers gas supply and related costs through a purchased gas adjustment clause
(“PGAC”). On April 16, 2021, NMGC filed a Motion for Extraordinary Relief, as permitted by the NMPRC rules, to extend the terms of the repayment of the incremental gas costs and to recover a carrying charge.
On June 15, 2021, the NMPRC approved the recovery of $ 108

million USD and related borrowing costs
over a period of 30 months beginning July 1, 2021.

Storm Restoration
This asset represents storm restoration costs incurred by GBPC. GBPC maintains insurance for its generation facilities and, as with most utilities, its transmission and distribution networks are not covered by commercial insurance.

In January 2020, the Grand Bahama Port Authority (“GBPA”) approved the recovery of $ 15 million USD
of costs related to Hurricane Dorian in 2019, over a five-year period. The recovery was implemented
through rates on January 1, 2021.
Restoration costs associated with Hurricane Matthew in 2016 are being recovered through an approved fuel charge. For further information, refer to “Storm Restoration Costs – Hurricane Matthew” in the GBPC
section below.

Deferrals Related to Derivative Instruments
This asset is primarily related to NSPI deferring changes in fair value of derivatives that are documented as economic hedges or that do not qualify for NPNS exemption, as a regulatory asset or liability as approved by its regulator. The realized gain or loss is recognized when the hedged item settles in regulated fuel for generation and purchased power, inventory,

other income, OM&G or PP&E, depending
on the nature of the item being economically hedged.
Environmental Remediations
This asset is primarily related to PGS costs associated with environmental remediation at Manufactured
Gas Plant sites. The balance is included in rate base, partially offsetting the related liability, and earns a rate of return as permitted by the FPSC. The timing of recovery is based on a settlement agreement approved by the FPSC.
Stranded Cost Recovery
Due to the decommissioning of a GBPC steam turbine in 2012, the GBPA approved the recovery of a $ 21 million USD stranded cost through electricity rates; it is included in rate base and is expected to be included in rates in future years.
Accumulated Reserve – Cost of Removal (“COR”)
This regulatory liability represents the non-ARO COR reserve in Tampa Electric, PGS, NMGC and NSPI.
AROs represent the fair value of estimated cash flows associated with the Company’s legal obligation to retire its PP&E.

Non-ARO COR represent estimated funds received from customers through depreciation rates to cover future COR of PP&E value upon retirement that are not legally required. This reduces rate base for ratemaking purposes. This liability is reduced as COR are incurred and increased as depreciation is recorded for existing assets and as new assets are put into service.
NMGC Gas Hedge Settlements
This regulatory liability represents the regulatory deferral of gas options exercised above strike price but will settle in cash in Q1 2023. The value from the cash settlement of this options will flow through to customers via the PGAC.
Regulatory Environments and Updates
Florida Electric Utility
Tampa Electric is regulated by the FPSC and is also subject to regulation by the Federal Energy
Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa
Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital. Base rates are determined in FPSC rate setting hearings which can occur at the initiative of Tampa Electric, the FPSC or other interested parties.
Tampa

Electric’s approved regulated return on equity (“ROE”) range for 2022 and 2021 was
9.25

per cent
to 11.25

per cent based on an allowed equity capital structure of
54

per cent. An ROE of
10.20

per cent
(2021 - 10.25

per cent) is used for the calculation of the return on investments for clauses.
Fuel Recovery and Other Cost Recovery Clauses:
Tampa

Electric has a fuel recovery clause approved by the FPSC, allowing the opportunity to recover fluctuating fuel expenses from customers through annual fuel rate adjustments. The FPSC annually approves cost-recovery rates for purchased power, capacity, environmental and conservation costs, including a return on capital invested. Differences between the prudently incurred fuel costs and the cost-
recovery rates and amounts recovered from customers through electricity rates in a year are deferred to a regulatory asset or liability and recovered from or returned to customers in subsequent periods.

On January 23, 2023, Tampa

Electric requested an adjustment to its fuel charges to recover the 2022 fuel under-recovery of $ 518

million USD over a period of
21 months . The request also included an adjustment
to 2023 projected fuel costs to reflect the reduction in natural gas prices since September 2022 for a projected reduction of $ 170

million USD for the balance of 2023. The proposed changes will be decided by the FPSC in March 2023, and recovery is expected to begin in April 2023.

The mid-course fuel adjustment requested by Tampa Electric on January 19, 2022, was approved on
March 1, 2022. The rate increase, effective with the first billing cycle in April 2022, covered higher fuel and capacity costs of $ 169

million USD, and was spread over customer bills from April 1, 2022 through
December 2022.
Base Rates:
On October 21, 2021, the FPSC approved a settlement agreement filed by Tampa Electric. The settlement agreement allows for an increase to rates of $ 191 million USD annually effective January
2022. This increase consisted of $ 123

million USD in base rate charges and $
68

million USD to recover
the costs of retiring assets including, Big Bend coal generation assets Units 1 through 3 and meter assets. The settlement agreement further includes two subsequent year adjustments of $ 90 million USD
and $ 21

million USD, effective January 2023 and January 2024, respectively related to the recovery of future investments in the Big Bend Modernization project and solar generation. The allowed equity in the capital structure will continue to be 54

per cent from investor sources of capital. The settlement
agreement includes an allowed regulated ROE range of 9.0

per cent to
11.0

per cent with a
9.95

per cent
midpoint. It also provides for a 25

basis point increase in the allowed ROE range and mid-point, and $
10
million USD of additional revenue, if United States Treasury Bond yields exceed a specific threshold set on the date the FPSC approved the agreement. Under the agreement base rates are frozen from January
1, 2022 to December 31, 2024, unless Tampa Electric’s

earned ROE were to fall below the bottom of the
range during that time. The settlement agreement provides for the deferral of income taxes as a result of changes in tax laws. The changes would be reflected as a regulatory asset or liability and either result in an increase or a decrease in customer rates through a subsequent regulatory process. The settlement agreement further creates a mechanism to recover the costs of retiring coal generation units and meter assets over a period of 15 years

which survives the term of that agreement. The settlement agreement sets new depreciation and dismantlement rates effective January 1, 2022 and contains the provisions that
Tampa

Electric will not have to file another depreciation study during the term of the agreement but will file a new depreciation study no more than one year , nor less than 90 days , before the filing of its next general base rate proceeding. Tampa Electric agreed not to hedge natural gas through the period ending on December 31, 2024.
On August 16, 2022, the FPSC approved Tampa Electric’s

request to increase revenue and ROE due to
increases in the 30-year United States Treasury bond yield rate. Effective July 1, 2022, the new mid-point
ROE is 10.20

per cent, and the range is
9.25

per cent to
11.25

per cent.
Storm Reserve – Hurricane Ian:
In September 2022, Tampa

Electric was impacted by Hurricane Ian. Total restoration costs were $
126
million USD, with $ 119

million USD of restoration costs charged against Tampa Electric’s FPSC approved storm reserve. Total restoration costs charged to the storm reserve have exceeded the reserve balance and have been deferred as a regulatory asset for future recovery. On January 23, 2023, Tampa

Electric
petitioned the FPSC for recovery of the storm reserve regulatory asset and the replenishment of the balance in the reserve to the previous approved reserve level of $ 56 million USD, for a total of
approximately $ 131

million USD. The proposed changes will be decided by the FPSC in March 2023 and recovery is expected to begin in April 2023 through March 2024.
Solar Base Rate Adjustments Included in Base Rates:
During 2017 to 2021, Tampa

Electric invested $
850

million USD in
600

MW of utility-scale solar
photovoltaic projects, which is recoverable through FPSC-approved solar base rate adjustments
(“SoBRAs”). AFUDC was earned on these projects during construction. The FPSC has approved SoBRAs representing a total of 600

MW or $
104

million USD annually in estimated revenue requirements for in-
service projects.

On October 12, 2021, the FPSC approved the true-up filing for SoBRA tranche 3, included in base rates as of January 2020. A $ 4

million USD true-up was returned to customers during 2021. No true-up for
SoBRA tranche 4 was required.
Storm Protection Cost Recovery Clause and Settlement Agreement:
On October 3, 2019, the FPSC issued a rule to implement a Storm Protection Plan (“SPP”) Cost
Recovery Clause. This clause provides a process for Florida investor-owned utilities, including Tampa
Electric, to recover transmission and distribution storm hardening costs for incremental activities not already included in base rates. Differences between prudently incurred clause-recoverable costs and amounts recovered from customers through electricity rates in a year are deferred and recovered from or returned to customers in a subsequent year. A settlement agreement was approved on August 10, 2020, and Tampa

Electric’s cost recovery began in January 2021. The current approved plan addressed the years 2020 through 2022, and in April 2022 Tampa Electric submitted a new plan to determine cost recovery in 2023, 2024 and 2025. On October 4, 2022, the FPSC approved Tampa Electric’s SPP.
Big Bend Modernization Project:
Tampa

Electric invested $
876

million USD, including $
91

million USD of AFUDC, during 2018 through
2022 to modernize the Big Bend Power Station. The modernization project repowered Big Bend Unit 1 with natural gas combined-cycle technology and eliminated coal as this unit’s fuel. As part of the modernization project, Tampa Electric retired the Unit 1 components that will not be used in the modernized plant in 2020 and Big Bend Unit 2 in 2021. Tampa Electric plans to retire Big Bend Unit 3 in
2023 as it is in the best interest of the customers from an economic, environmental risk and operational perspective.

At December 31, 2021, the balance sheet included $ 636

million USD in electric utility plant and $
267
million USD in accumulated depreciation related to Unit 1 components and Unit 2 and Unit 3 assets. In accordance with Tampa Electric’s

2017 settlement agreement approved by the FPSC, Tampa Electric continued to account for its existing investment in Unit 1, 2 and 3 in electric utility plant and depreciated the assets using the current depreciation rates until December 31, 2021, at which point they were reclassified to a regulatory asset on the balance sheet.

Tampa

Electric’s 2021 settlement agreement provides recovery for the Big Bend Modernization project in two phases. The first phase was a revenue increase to cover the costs of the assets in service during
2022, among other items. The remainder of the project costs will be recovered as part of the 2023 subsequent year adjustment. The settlement agreement also includes a new charge to recover the remaining costs of the retiring Big Bend coal generation assets, Units 1 through 3, which will be spread over 15 years

and will survive the termination of the settlement agreement. The special capital recovery schedule for all three units was applied beginning January 1, 2022. This recovery mechanism is authorized by and survives the term of the settlement agreement approved by the FPSC in 2021.
Canadian Electric Utilities
NSPI
NSPI is a public utility as defined in the Public Utilities Act of Nova Scotia (“Public Utilities Act”) and is
subject to regulation under the Public Utilities Act by the UARB. The Public Utilities Act gives the UARB supervisory powers over NSPI’s operations and expenditures. Electricity rates for NSPI’s customers are also subject to UARB approval. NSPI is not subject to a general annual rate review process, but rather participates in hearings held from time to time at NSPI’s or the UARB’s request.
NSPI is regulated under a cost-of-service model, with rates set to recover prudently incurred costs of providing electricity service to customers and provide a reasonable return to investors. NSPI’s approved regulated ROE range for 2022 and 2021 was 8.75

per cent to
9.25

per cent based on an actual five
quarter average regulated common equity component of up to 40 per cent of approved rate base.
NSPI has a FAM, approved by the UARB, allowing NSPI to recover fluctuating fuel costs from customers through regularly scheduled fuel rate adjustments. Differences between prudently incurred fuel costs and amounts recovered from customers through electricity rates in a year are deferred to a FAM regulatory asset or liability and recovered from or returned to customers in subsequent periods.

For the period of 2020 through 2022, NSPI operated under a three-year fuel stability plan which resulted
in an average annual overall rate increase of 1.5

per cent to recover fuel costs. These rates included
recovery of Maritime Link costs.
General Rate Application (“GRA”):
On November 9, 2022, the Nova Scotia provincial government enacted Bill 212, “Public Utilities Act
(amended)”. The legislation limits non-fuel rate increases in NSPI’s 2022 GRA to the UARB, excluding increases relating to demand side management (“DSM”) costs, to a total of 1.8 per cent between the
effective date of the UARB’s decision and the end of 2024. The legislation also:

●
requires revenue generated from the non-fuel rate increase to be used only to improve the reliability of service to ratepayers,
●
limits NSPI’s return on equity to 9.25

per cent and equity ratio to
40

per cent, and
●
limits the rate used to accrue interest on regulatory deferrals to the Bank of Canada policy interest rate plus 1.75

per cent, unless otherwise directed by the UARB.
On November 24, 2022, NSPI filed with the UARB a comprehensive settlement agreement between
NSPI, key customer representatives and participating interest groups (“NSPI Settlement Agreement”) in relation to its GRA filed in January 2022. The NSPI Settlement Agreement was structured to be consistent with the amendments to the Public Utilities Act made under Bill 212, including the 1.8 per cent
cap on non-fuel rate increases for 2023 and 2024. The NSPI Settlement Agreement also addresses the recovery of fuel costs over the settlement period and establishes a DSM rider. This will result in a combined fuel and non-fuel rate increase of 6.9

per cent each year for 2023 and 2024, and annualised
incremental revenue (fuel and non-fuel) of $ 105

million in 2023 and $
115

million in 2024. In addition, any
under or over recovery of fuel costs will be addressed through the UARB’s established FAM process.
NSPI’s ROE range will continue to be 8.75

per cent to
9.25

per cent, based on an actual five-quarter
average regulated common equity component of up to 40

per cent. The NSPI Settlement Agreement also
establishes a storm rider for each of 2023, 2024 and 2025, which gives NSPI the option to apply to the
UARB for recovery of costs if major storm restoration expense exceeds approximately $ 10 million in a
given year. On February 2, 2023, NSPI received the UARB’s decision, which substantially approved the
Settlement Agreement as filed. Approved rate increases will be effective as of the date of the decision.
Maritime Link:
The Maritime Link is a $ 1.8

billion (including AFUDC) transmission project including
two 170 -kilometre
sub-sea cables, connecting the island of Newfoundland and Nova Scotia. The Maritime Link entered service on January 15, 2018 and NSPI started interim assessment payments to NSPML at that time.

As part of a three-year

fuel stability plan, electricity rates were set to include amounts of $
164

million and
$ 162

million for 2021 and 2022, respectively. Any difference between the amounts included in the fuel stability plan and those approved by the UARB through the NSPML interim assessment application will be addressed through the FAM.

Nova Scotia Cap-and-Trade (“Cap-and-Trade”)

Program:
As at December 31, 2022, the FAM includes a recovery of $ 172 million (December 31, 2021 – $
38
million) non-cash accrual representing the estimated future cost of acquiring emissions credits for the
2019 through 2022 Cap-and-Trade compliance period. Emissions for the compliance period will not be finalized until the completion of the environmental audit which begins in March 2023. Emissions are currently based upon audited actual emissions from 2019 through 2021 and unaudited actuals for 2022.
The total cost of compliance with the Cap-and-Trade program compliance period could change depending on the price paid for both credits at remaining provincial auctions and reserve credits purchased from the provincial government, and the results of the 2022 environmental emissions audit.
Lower than forecast Muskrat Falls energy received during the compliance period has resulted in the increased deployment of higher carbon-emitting generation sources. The Province of Nova Scotia has agreed to provide approximately $ 165

million of relief from the 2019 through 2022 compliance costs, which was equal to the total cost of compliance forecast at the time of the fuel update submitted by NSPI to the UARB in September 2022 as part of the GRA. Discussions related to the final amount of relief and how this relief will be provided are ongoing. Further, NSPI’s regulatory framework provides for the recovery of costs prudently incurred to comply with the Cap-and-Trade Program Regulations pursuant to
NSPI’s FAM.
NSPML
Equity earnings from the Maritime Link are dependent on the approved ROE and operational performance of NSPML. NSPML’s approved regulated ROE range is 8.75 per cent to
9.25

per cent,
based on an actual five-quarter average regulated common equity component of up to 30 per cent.

Nalcor’s Nova Scotia Block (“NS Block”) delivery obligations commenced on August 15, 2021 and delivery will continue over the next 35 years

pursuant to the agreements.

In February 2022, the UARB issued its decision and Board Order approving NSPML’s requested rate base of approximately $ 1.8

billion less $
9

million of costs ($
7

million after-tax) that would not have
otherwise been recoverable if incurred by NSPI. NSPML also received approval to collect up to $ 168 million (2021 – $ 172

million) from NSPI for the recovery of costs associated with the Maritime Link in
2022. This was subject to a holdback of up to $ 2

million a month, beginning April 2022, contingent on
receiving at least 90

per cent of NS Block deliveries, including Supplemental Energy deliveries.

In December 2022, NSPML received UARB approval to collect up to $ 164 million from NSPI for the
recovery of costs associated with the Maritime Link in 2023. This continues to be subject to a holdback of up to $ 2

million a month, as discussed above. On December 22, 2022, the UARB clarified its earlier direction regarding the holdback and NSPI can now release the holdback to NSPML when 90 per cent of
NS Block deliveries, including Supplemental Energy deliveries, is achieved. This enabled NSPI to pay
NSPML approximately $ 4

million of the 2022 holdback. As of December 31, 2022, an additional $
14
million in aggregate has been held-back by NSPI. Determination of the allocation of the $ 14 million
between NSPML and NSPI will be subject to a regulatory process that is expected to commence in early
2023 to review the holdback mechanism.
Gas Utilities and Infrastructure
PGS
PGS is regulated by the FPSC. The FPSC sets rates at a level that allows utilities such as PGS to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.
PGS’s approved ROE range for 2022 and 2021 was 8.9

per cent to
11.0

per cent with a
9.9

per cent
midpoint, based on an allowed equity capital structure of 54.7 per cent.

Fuel Recovery:
PGS recovers the costs it pays for gas supply and interstate transportation for system supply through its
PGAC. This clause is designed to recover actual costs incurred by PGS for purchased gas, gas storage services, interstate pipeline capacity, and other related items associated with the purchase, distribution, and sale of natural gas to its customers. These charges may be adjusted monthly based on a cap approved annually by the FPSC.
Recovery of Energy Conservation and Pipeline Replacement Programs:
The FPSC annually approves a conservation charge that is intended to permit PGS to recover prudently incurred expenditures in developing and implementing cost effective energy conservation programs which are required by Florida law and approved and monitored by the FPSC. PGS also has a Cast Iron/Bare
Steel Pipe Replacement clause to recover the cost of accelerating the replacement of cast iron and bare steel distribution lines in the PGS system. In February 2017, the FPSC approved expansion of the Cast
Iron/Bare Steel clause to allow recovery of accelerated replacement of certain obsolete plastic pipe. The majority of cast iron and bare steel pipe has been removed from its system, with replacement of obsolete plastic pipe continuing until 2028 under the rider.

Storm Reserve – Hurricane Ian:
In September 2022, Hurricane Ian impacted PGS’s operations in Fort Myers and Sarasota. The restoration costs were approximately $ 2

million USD and $
1

million was charged against PGS’s FPSC-
approved storm reserve.

Base Rates:
On November 19, 2020, the FPSC approved a settlement agreement filed by PGS.

The settlement
agreement allows for an increase to base rates by $ 58

million USD annually, effective January 1 2021,
which is a $ 34

million USD increase in revenue and $
24

million USD increase of revenues previously
recovered through the cast iron and bare steel replacement rider. It provides PGS the ability to reverse a total of $ 34

million USD of accumulated depreciation through 2023. During 2022, PGS reversed $
14
million USD of the $ 34

million USD accumulated depreciation. No amounts were reversed prior to 2022.
In addition, the agreement sets new depreciation rates effective January 1, 2021. Under the agreement base rates are frozen from January 1, 2021 to December 31, 2023, unless its earned ROE were to fall below 8.9

per cent before that time with an allowed equity in the capital structure of
54.7

per cent from
investor sources of capital. The settlement agreement provides for the deferral of income taxes as a result of changes in tax laws. The changes would be reflected as a regulatory asset or liability and either result in an increase or a decrease in customer rates through a subsequent regulatory process.
NMGC
NMGC is subject to regulation by the NMPRC. The NMPRC sets rates at a level that allows NMGC to collect total revenues equal to its cost of providing service, plus an appropriate return on invested capital.

NMGC’s approved ROE for 2022 and 2021 was 9.375

per cent on an allowed equity capital structure of
52

per cent.

Fuel Recovery:
NMGC recovers gas supply costs through a PGAC. This clause recovers actual costs for purchased gas, gas storage services, interstate pipeline capacity, and other related items associated with the purchase, transmission, distribution, and sale of natural gas to its customers. On a monthly basis, NMGC can adjust the charges based on the next month’s expected cost of gas and any prior month under-recovery or over-
recovery. The NMPRC requires that NMGC annually file a reconciliation of the PGAC period costs and recoveries. NMGC must file a PGAC Continuation Filing with the NMPRC every four years to establish that the continued use of the PGAC is reasonable and necessary. In December 2020, NMGC received approval of its PGAC Continuation Filing for the four-year period ending December 2024.
Base Rates:
On December 13, 2021, NMGC filed a rate case with the NMPRC for new rates to become effective
January 2023. On May 20, 2022, NMGC filed an unopposed settlement agreement with the NMPRC for an increase of $ 19

million USD in annual base revenues. The rates reflect the recovery of increased operating costs and capital investments in pipelines and related infrastructure. The NMPRC approved the settlement agreement on November 30, 2022.
Weather Normalization Mechanism:

In July 2019, the NMPRC approved changes to the company’s rate design to include a five-year pilot of
Weather Normalization Mechanism. This clause is designed to lower the variability of weather impacts during the October through April heating seasons. The Weather Normalization Mechanism allows customer rates and company revenue to be more predictable by partially removing the impact of warmer than usual or colder than usual weather. Weather-related revenue increases or decreases experienced from October to April are adjusted annually in October of the following heating season.

Integrity Management Programs (“IMP”) Regulatory Asset:
A portion of NMGC’s annual spending on infrastructure is for IMP,

or the replacement and update of
legacy systems. These programs are driven both by NMGC integrity management plans and federal and state mandates. In December 2020, NMGC received approval through its rate case to defer costs through an IMP regulatory asset for certain of its IMP capital investments occurring between January 1, 2022 and
December 31, 2023 and petitioned recovery of the regulatory asset in its rate case filed on December 13,
2021. On November 30, 2022, the NMPRC issued a Final Order that included approval of recovery of the
IMP regulatory asset.

Brunswick Pipeline

Brunswick Pipeline is a 145 -kilometre pipeline delivering natural gas from the Saint John LNG import terminal near Saint John, New Brunswick to markets in the northeastern United States. Brunswick
Pipeline entered into a 25 -year firm service agreement commencing in July 2009 with Repsol Energy
North America Canada Partnership. The agreement provides for a predetermined toll increase in the fifth and fifteenth year of the contract. The pipeline is considered a Group II pipeline regulated by the Canada
Energy Regulator (“CER”). The CER Gas Transportation Tariff

is filed by Brunswick Pipeline in
compliance with the requirements of the CER Act and sets forth the terms and conditions of the transportation rendered by Brunswick Pipeline.
Other Electric Utilities
BLPC

BLPC is regulated by the Fair Trading Commission (“FTC”), an independent regulator, under the Utilities
Regulation (Procedural) Rules 2003. BLPC is regulated under a cost-of-service model, with rates set to recover prudently incurred costs of providing electricity service to customers plus an appropriate return on capital invested. BLPC’s approved regulated return on rate base was 10 per cent for 2022 and 2021.
Licenses:
The Government of Barbados has granted BLPC a franchise to generate, transmit and distribute electricity on the island until 2028. In 2019, the Government of Barbados passed legislation amending the number of licenses required for the supply of electricity from a single integrated license which currently exists to multiple licenses for Generation, Transmission and Distribution, Storage, Dispatch and Sales. In
March 2021, BLPC reached commercial agreement with the Government of Barbados for each of the license types, subject to the passage of implementing legislation. The new licenses are expected to take effect in 2023 on completion of the legislative process. The Dispatch license will have a term of 5 years with the remaining licenses having terms ranging from 25 - 30 years . BLPC anticipates that any increased costs associated with the implementation of the new multi-licensed structure will be recoverable through
BLPC’s regulatory framework. BLPC is awaiting final enactment and will work towards implementation of the licenses once received.
Fuel Recovery
BLPC’s fuel costs flow through a fuel pass-through mechanism which provides opportunity to recover all prudently incurred fuel costs from customers in a timely manner. The calculation of the fuel charge is adjusted on a monthly basis and reported to the FTC for approval.
On October 4, 2021 BLPC submitted a general rate review application to the FTC. The application seeks a rate adjustment and the implementation of a cost reflective rate structure that will facilitate the changes expected in the newly reformed electricity market and the country’s transition towards 100 per cent renewable energy generation. The application seeks recovery of capital investment in plant, equipment and related infrastructure and results in an increase in annual non-fuel revenue of approximately $ 23 million USD upon approval. The application includes a request for allowed regulatory ROE of 12.50 per
cent on an allowed equity capital structure of 65

per cent. On September 16, 2022, the FTC granted
BLPC interim rate relief, allowing an increase in base rates of approximately $ 3 million USD for the
remainder of 2022 and approximately $ 1

million USD per month for 2023. Interim rate relief is effective from September 16, 2022 until the implementation of final rates. The hearing concluded in October 2022.
On February 15, 2023, the FTC issued a decision on the BLPC rate review application which included the following significant items: an allowed regulatory ROE of 11.75 per cent, an equity capital structure of
55
per cent, a directive to update the major components of rate base to September 16, 2022, and a directive to establish regulatory liabilities of approximately $ 70

million USD related to the self-insurance fund,
accumulated depreciation, and taxes. The impacts to BLPC's rate base and final rates are not yet determinable. BLPC will seek to clarify aspects of the FTC decision in its compliance filing and is also considering filing a submission to the FTC for a review of the decision. BLPC expects a decision on final rates from the FTC in 2023.
Fuel Hedging:
On October 21, 2021, the FTC approved BLPC’s application to implement a fuel hedging program which will be incorporated into the calculation of the fuel clause adjustment. On November 10, 2021, BLPC requested the FTC review the required 50 /50 cost sharing arrangement between BLPC and customers in relation to the hedging administrative costs, or any gains and losses associated with the hedging program. A decision is expected from the FTC in 2023.
GBPC
GBPC is regulated by the GBPA. The GBPA

has granted GBPC a licensed, regulated and exclusive
franchise to produce, transmit and distribute electricity on the island until 2054. Rates are set to recover prudently incurred costs of providing electricity service to customers plus an appropriate return on rate base. GBPC’s approved regulated return on rate base was 8.23 per cent for 2022 (2021 –
8.37

per cent).
Fuel Recovery:
GBPC’s fuel costs flow through a fuel pass-through mechanism which provides the opportunity to recover all prudently incurred fuel costs from customers in a timely manner.
Effective November 1, 2022, GBPC’s fuel pass through charge was increased due to an increase in global oil prices impacting the unhedged fuel cost. In 2023, the fuel pass through charge will be adjusted monthly, in-line with actual fuel costs.
Base Rates:
There is a fuel pass-through mechanism and tariff review policy with new rates submitted every three years. On January 14, 2022, the GBPA issued its decision on GBPC’s application for rate review that was filed with the GBPA on September 23, 2021. The decision, which became effective April 1, 2022, allows for an increase in revenues of $ 3.5

million USD. The new rates include a regulatory ROE of
12.84

per
cent.
Storm Restoration Costs – Hurricane Matthew:
In 2017, as part of the recovery of costs incurred as a result of Hurricane Matthew, the GBPA approved a fixed per kWh fuel charge and allowed the difference between this and the actual cost of fuel to be applied to the Hurricane Matthew regulatory asset. As part of its decision on GBPC’s application for rate review, issued January 14, 2022, and effective April 1, 2022, the GBPA approved the continued
amortization of the remaining regulatory asset over the three year period ending December 31, 2024.